Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common stocks	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2019	$ 22,706	$ 7,950,782	$ 3,083,872	$ 50,395	$ 11,107,755
Balance, shares at Mar. 31, 2019	22,706,701
Net income (loss)			(2,348,069)		(2,348,069)
Issuance and forbearance of the convertible notes		2,549,392			2,549,392
Issuance of shares for convertible notes principal and interest partial settlement	$ 518	906,854			907,372
Issuance of shares for convertible notes principal and interest partial settlement, shares	518,165
Foreign currency translation gain (Loss)				(807,315)	(807,315)
Balance at Sep. 30, 2019	$ 23,224	11,407,028	735,803	(756,920)	11,409,135
Balance, shares at Sep. 30, 2019	23,224,866
Balance at Mar. 31, 2020	$ 34,667	17,161,346	(7,204,000)	(590,660)	9,401,353
Balance, shares at Mar. 31, 2020	34,667,707
Net income (loss)			1,381,258		1,381,258
Issuance of shares for convertible notes principal and interest partial settlement	$ 27,390	7,072,427			7,099,817
Issuance of shares for convertible notes principal and interest partial settlement, shares	27,389,877
Foreign currency translation gain (Loss)				638,775	638,775
Balance at Sep. 30, 2020	$ 62,057	$ 24,233,773	$ (5,822,742)	$ 48,115	$ 18,521,203
Balance, shares at Sep. 30, 2020	62,057,584